Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal									$ 3,619	$ 1,105	$ 584
State									496	137	71
Total current									4,115	1,242	655
Deferred:
Federal									391	2,353	1,485
State									74	447	282
Total deferred									465	2,800	1,767
Total income tax expense	$ 1,083	$ 1,377	$ 1,001	$ 1,119	$ 1,074	$ 802	$ 1,121	$ 1,045	$ 4,580	$ 4,042	$ 2,422